Effects of changes in currency exchange rate	12 Months Ended
Dec. 31, 2020
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Effects of changes in currency exchange rate
Note 34
Effects of changes in currency exchange rate

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	396,389,016	196,369,224
CLP	335,361,795	152,203,454
USD	22,294,738	25,497,806
Euros	862,011	2,592,865
ARS	30,254,883	7,473,053
UYU	1,213,256	1,384,395
PYG	2,534,290	2,763,191
BOB	3,420,655	3,323,553
Others currencies	447,388	1,130,907
Other financial assets	12,212,588	9,815,358
CLP	960,780	1,411,002
UF	4,661,049	-
USD	6,433,101	8,221,686
Euros	8,177	171,824
Others currencies	149,481	10,846
Other non-financial assets	15,278,558	22,395,591
CLP	9,591,141	14,650,054
UF	493,523	435,913
USD	448,432	1,320,765
Euros	110,319	4,785
ARS	4,407,254	5,434,632
UYU	42,866	79,070
PYG	67,345	312,473
BOB	117,678	157,899
Trade and other current receivables	275,387,923	300,013,940
CLP	183,196,543	181,492,816
UF	554,071	1,280,465
USD	29,115,797	35,796,040
Euros	8,750,745	9,709,996
ARS	38,907,043	56,518,792
UYU	4,374,350	4,350,677
PYG	6,512,786	7,183,907
BOB	1,464,727	1,919,063
Others currencies	2,511,861	1,762,184
Accounts receivable from related parties	5,313,079	3,278,685
CLP	5,258,032	3,118,442
UF	37,013	82,180
USD	17,977	77,375
PYG	57	688
Inventories	231,843,261	232,434,461
CLP	189,861,432	183,592,686
ARS	29,760,021	34,513,163
UYU	2,001,668	1,826,086
PYG	8,112,761	8,107,700
BOB	2,107,379	4,394,826
Biological assets	10,595,029	9,459,071
CLP	9,643,482	8,568,831
ARS	951,547	890,240
Current tax assets	10,865,347	15,132,290
CLP	3,700,444	8,908,539
ARS	6,979,388	6,029,315
UYU	185,515	194,436
Non-current assets of disposal groups classified as held for sale	2,121,327	383,138
CLP	1,770,547	-
ARS	350,780	383,138
Total current assets	960,006,128	789,281,758

CLP	739,344,196	553,945,824
UF	5,745,656	1,798,558
USD	58,310,045	70,913,672
Euros	9,731,252	12,479,470
ARS	111,610,916	111,242,333
UYU	7,817,655	7,834,664
PYG	17,227,239	18,367,959
BOB	7,110,439	9,795,341
Others currencies	3,108,730	2,903,937
Total current assets by currencies	960,006,128	789,281,758

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Non-current assets
Other financial assets	11,953,435	4,670,538
UF	11,953,435	4,571,984
Euros	-	98,554
Trade and other non-current receivables	1,860,635	3,224,627
CLP	-	353,862
UF	639,640	1,962,249
ARS	993,802	680,438
PYG	227,193	228,078
Other non-financial assets	8,479,668	7,042,297
CLP	2,916,124	2,887,597
USD	838,254	187,185
ARS	4,712,630	3,953,224
PYG	12,660	14,291
Accounts receivable from related parties	132,555	118,122
CLP	42,506	-
UF	90,049	118,122
Investments accounted for using the equity method	131,106,785	136,098,062
CLP	10,824,590	15,251,038
USD	120,041,775	120,237,275
ARS	240,420	609,749
Intangible assets other than goodwill	128,257,441	125,618,666
CLP	80,430,571	73,452,410
ARS	36,724,372	39,888,291
UYU	2,119,218	2,624,125
PYG	3,322,821	3,686,290
BOB	5,660,459	5,967,550
Goodwill	117,190,763	124,955,438
CLP	77,017,290	77,020,100
ARS	23,820,652	26,020,761
UYU	3,424,422	4,422,841
PYG	4,672,572	5,214,846
BOB	8,255,827	12,276,890
Property, plant and equipment (net)	1,082,515,880	1,071,730,034
CLP	871,169,200	847,574,743
ARS	158,647,878	167,553,390
UYU	12,596,500	15,013,733
PYG	18,764,340	21,686,062
BOB	21,337,962	19,902,106
Investment property	7,705,942	8,313,274
CLP	3,507,254	3,614,497
ARS	4,198,688	4,698,777
Right of use assets	25,079,352	25,804,121
CLP	15,932,177	14,214,681
UF	6,824,028	8,812,271
ARS	2,276,788	2,704,105
UYU	46,359	22,707
UI	-	50,357
Deferred tax assets	51,044,712	54,528,648
CLP	44,640,178	38,925,178
USD	3,313,751	4,168,633
ARS	2,770,395	10,018,983
UYU	280,994	273,198
PYG	39,394	47,859
BOB	-	1,094,797
Current tax assets non-current	3,236	2,305,129
ARS	3,236	2,305,129
Total non-current assets	1,565,330,404	1,564,408,956

CLP	1,106,479,890	1,073,294,106
UF	19,507,152	15,464,626
USD	124,193,780	124,593,093
Euros	-	98,554
ARS	234,388,861	258,432,847
UYU	18,467,493	22,356,604
PYG	27,038,980	30,877,426
UI	-	50,357
BOB	35,254,248	39,241,343
Total non-current assets by currencies	1,565,330,404	1,564,408,956

Current liabilities are denominated in the following currencies:

CURRENT LIABILITIES	As of December 31, 2020		As of December 31, 2019
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Other financial liabilities	10,238,905	58,890,569	10,810,923	52,717,708
CLP	1,288,200	35,992,994	2,683,187	27,235,326
UF	4,393,473	3,302,978	663,604	6,085,801
USD	4,121,865	19,086,139	160,803	19,054,320
Euros	125,723	508,458	68,923	10,668
ARS	966	-	6,859,851	-
UI	202,988	-	332,747	331,593
BOB	105,690	-	41,808	-
Current lease liabilities	1,373,828	3,560,811	1,245,146	3,611,951
CLP	197,593	561,775	133,037	483,206
UF	657,841	1,906,190	607,445	1,947,575
USD	414,733	906,778	437,107	986,863
Euros	26,518	79,554	25,324	81,810
ARS	58,040	77,662	27,382	77,247
UYU	10,143	16,905	6,976	11,624
UI	8,960	11,947	7,875	23,626
Trade and other current payables	322,200,664	2,320,413	302,997,598	3,657,960
CLP	199,708,893	572,513	174,164,421	1,250,912
USD	37,249,860	391,246	44,197,074	1,940,430
Euros	8,137,207	1,346,741	7,212,069	451,610
ARS	68,666,133	-	67,565,461	-
UYU	2,341,105	-	2,490,915	-
PYG	1,803,818	9,913	2,991,595	14,942
BOB	3,714,996	-	4,046,335	-
Others currencies	578,652	-	329,728	66
Accounts payable to related parties	18,432,354	-	8,908,578	70,856
CLP	5,401,779	-	3,366,289	70,856
USD	3,863,807	-	1,521,520	-
Euros	9,060,286	-	3,818,009	-
PYG	1,117	-	11,950	-
BOB	11,658	-	30,565	-
Others currencies	93,707	-	160,245	-
Other current provisions	2,956,164	28,354	2,998,462	42,468
CLP	2,856,697	28,354	2,847,167	42,468
ARS	99,467	-	151,295	-
Current tax liabilities	17,484,807	3,766,415	6,759,999	13,744,375
CLP	16,831,345	3,766,415	5,575,556	13,661,546
ARS	454,281	-	882,944	82,829
UYU	199,181	-	188,335	-
PYG	-	-	113,164	-
Provisions for employee benefits	38,062,162	1,838,426	12,695,440	14,660,765
CLP	29,568,649	1,838,426	6,067,859	14,660,765
ARS	7,414,207	-	5,703,223	-
UYU	428,282	-	393,672	-
PYG	287,087	-	208,769	-
BOB	363,937	-	321,917	-
Other non-financial liabilities	1,268,039	39,102,175	1,311,982	47,047,785
CLP	-	39,102,175	-	47,047,785
USD	1,268,039	-	1,311,982	-
Total current liabilities	412,016,923	109,507,163	347,728,128	135,553,868

CLP	255,853,156	81,862,652	194,837,516	104,452,864
UF	5,051,314	5,209,168	1,271,049	8,033,376
USD	46,918,304	20,384,163	47,628,486	21,981,613
Euros	17,349,734	1,934,753	11,124,325	544,088
ARS	76,693,094	77,662	81,190,156	160,076
UYU	2,978,711	16,905	3,079,898	11,624
PYG	2,092,022	9,913	3,325,478	14,942
UI	211,948	11,947	340,622	355,219
BOB	4,196,281	-	4,440,625	-
Others currencies	672,359	-	489,973	66
Total current liabilities by currency	412,016,923	109,507,163	347,728,128	135,553,868

Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2020			As of December 31, 2019
	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Other financial liabilities	86,716,112	111,323,413	214,837,331	97,246,912	20,393,501	115,915,616
CLP	60,275,676	6,282,208	-	64,235,941	3,333,334	1,666,667
UF	11,820,381	98,892,057	214,070,902	10,266,325	10,275,427	113,326,471
USD	9,945,156	-	-	19,131,214	-	-
UI	-	-	-	221,062	-	-
BOB	4,674,899	6,149,148	766,429	3,392,370	6,784,740	922,478
Non-current lease liabilities	5,960,765	3,404,844	17,834,663	5,489,863	2,942,996	19,780,400
CLP	502,314	43,817	26,094	725,208	154,917	44,034
UF	3,530,082	2,547,674	16,435,858	3,232,256	2,099,137	17,896,681
USD	1,696,081	803,996	1,372,711	1,194,697	629,853	1,839,685
Euros	167,947	-	-	202,592	59,089	-
ARS	64,341	9,357	-	116,255	-	-
UI	-	-	-	18,855	-	-
Trade and other non-current payables	3,256	-	16,619	3,430	-	23,120
CLP	-	-	16,619	-	-	23,120
BOB	3,256	-	-	3,430	-	-
Other non- current provisions	143,796	205,432	139,237	181,318	221,458	129,185
CLP	1,860	-	-	2,752	-	-
ARS	26,111	205,432	139,237	44,491	221,458	129,185
UYU	115,825	-	-	134,075	-	-
Deferred tax liabilities	31,305,203	13,876,236	73,548,507	34,461,423	14,884,675	82,236,460
CLP	26,469,287	10,652,292	52,725,728	30,680,639	12,364,153	60,223,544
ARS	4,829,140	3,219,427	17,184,741	3,773,135	2,515,423	18,082,144
UYU	-	-	705,186	-	-	883,439
PYG	6,776	4,517	407,465	7,649	5,099	459,957
BOB	-	-	2,525,387	-	-	2,587,376
Provisions employee benefits	2,686,252	-	32,992,105	1,149,024	-	32,422,114
CLP	-	-	30,367,434	-	-	29,164,931
ARS	1,421,900	-	2,624,671	-	-	3,257,183
PYG	368,744	-	-	382,348	-	-
BOB	895,608	-	-	766,676	-	-
Total non-current liabilities	126,815,384	128,809,925	339,368,462	138,531,970	38,442,630	250,506,895

CLP	87,249,137	16,978,317	83,135,875	95,644,540	15,852,404	91,122,296
UF	15,350,463	101,439,731	230,506,760	13,498,581	12,374,564	131,223,152
USD	11,641,237	803,996	1,372,711	20,325,911	629,853	1,839,685
Euros	167,947	-	-	202,592	59,089	-
ARS	6,341,492	3,434,216	19,948,649	3,933,881	2,736,881	21,468,512
UYU	115,825	-	705,186	134,075	-	883,439
PYG	375,520	4,517	407,465	389,997	5,099	459,957
UI	-	-	-	239,917	-	-
BOB	5,573,763	6,149,148	3,291,816	4,162,476	6,784,740	3,509,854
Total non-current liabilities by currency	126,815,384	128,809,925	339,368,462	138,531,970	38,442,630	250,506,895